March 4, 2009




VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	Symetra Variable Account SL (811-04909)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Variable Account SL, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2008 has been transmitted to contract owners accordingly. Attached are copies of the cover letters that accompanied the annual report mailing.

	We incorporate by reference the following annual report for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds
		Registration No.:  811-075452
		CIK No.: 0000896435
		Accession No.:  0000950129-09-000623
		Date of Filing: 02/26/2009

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0001325358-09-000119
		Date of Filing:  02/27/2009

		Filer/Entity: American Century Variable Portfolios II Inc. Registration No.: 811-10155
		CIK No.:  0001124155
		Accession No.:  0001325358-09-000069
		Date of Filing:  02/26/2009

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  001056707
		Accession No.:  0001056707-09-000005
		Date of Filing:  02/20/2009

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-09-000002
		Date of Filing:  02/23/2009

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-09-000002
		Date of Filing:  02/26/2009

		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-09-000005
		Date of Filing:  02/25/2009

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-09-000176
		Date of Filing:  02/26/2009

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-09-000173
		Date of Filing:  02/25/2009

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0000912577-09-000001
		Date of Filing:  02/26/2009

		Filer/Entity: Financial Investors Variable Insurance Trust Registration No.: 811-21987
		CIK No.:  0001382990
		Accession No.:  0001382990-09-000002
		Date of Filing:  02/26/2009

		Filer/Entity:  Franklin Templeton Variable Insurance
				Products Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession No.:  0000837274-09-000004
		Date of Filing:  02/26/2009

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001171520-09-000165
		Date of Filing:  03/02/2009

		Filer/Entity:  JP Morgan Insurance Trust
		Registration No.:  811-07874
		CIK No.:  0000909221
		Accession No.:  0001325358-09-000141
		Date of Filing:  03/02/2009

		Filer/Entity:  JP Morgan Series Trust II
		Registration No.:  811-08212
		CIK No.:  0000916118
		Accession No.:  0001325358-09-000134
		Date of Filing:   03/02/2009

		Neuberger Berman Advisors Management Trust
		Registration No:  811-04255
		CIK No.:  0000736913
		Accession No.:  0000736913-09-000002
		Date of Filing:  03/02/2009

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration No.:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-09-000019
		Date of Filing:  02/27/2009

		Filer/Entity:  PIMCO Variable Insurance Trust
		Registration No.:  811-08399
		CIK No.:  0001047304
		Accession No.:  0001236835-09-000037
		Date of Filing:  02/27/2009

		Filer/Entity:  Summit Mutual Funds, Inc.
		Registration No.:  811-04000
		CIK No.:  0000743773
		Accession No.:  0000743773-09-000006
		Date of Filing:  02/26/2009

		Filer/Entity:  Vanguard Variable Insurance Funds
		Registration No.:  811-05962
		CIK No.:  0000857490
		Accession No.:  0000932471-09-000799
		Date of Filing:  02/26/2009

		Filer/Entity:  Variable Insurance Product Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000932471-09-000799
		Date of Filing:  02/26/2009

		Filer/Entity:  Variable Insurance Product Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000917286-09-000009
		Date of Filing:  03/02/2009

		Filer/Entity:  Variable Insurance Product Fund III
		Registration No.:  811-07205
		CIK No.:  0000927384
		Accession No.:  0000917286-09-000010
		Date of Filing:  03/02/2009

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.:  0000880195-09-000023
		Date of Filing:  03/02/2009

		Filer Entity:  Wanger Advisors Trust
		Registration No.:  811-08748
		CIK No.:  0000929521
		Accession No.: 0000773757-09-000024
		Date of Filing:  02/26/2009

If you have any questions regarding this filing, please contact me at (425) 256-5026.

					Sincerely,


					/s/Jacqueline M. Veneziani
					Jacqueline M. Veneziani
					Senior Counsel

February 2009

Dear Valued Customer:

Enclosed are Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of December 31, 2008 within the following Symetra contract:

Prospectuses, Annual Reports or Semi-Annual Reports, and Statements of Additional Information are also available online by following these simple steps:

1. Log on to www.symetra.com.
2. Select the "Performance & Prospectus" tab.
3. Select the type of product you own.
4. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot
Randall H. Talbot
President
Symetra Financial ("Symetra")
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY

Enclosure(s)
LPS-6577 2/09

February 2009
RE: Have you changed your e-mail address?
Dear Valued Customer:
We have attempted three times to notify you by e-mail that you have a new compliance document available for viewing, but each time the e-mail has been returned as undeliverable. This is a concern for us because the Securities and Exchange Commission (SEC) requires that we notify you when a new document is available for viewing.

To satisfy SEC requirements, we are enclosing the compliance documents(s) for your Symetra Life Insurance Company variable annuity and/or variable life contract with this mailing.

Please log in to your account and update your e-mail address immediately so that we can continue to provide you with the convenience of electronic delivery, or:

1. Log on to www.symetra.com.
2. Select the "Performance & Prospectus" tab.
3. Select the type of product you own.
4. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

Please Note: Because we are required by law to deliver certain documents to you, unless we receive a new e-mail address for you, we will have to return to sending you paper reports for all subsequent compliance mailings.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,
/s/Randall H. Talbot
Randall H. Talbot
President
Symetra Financial ("Symetra")
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY

February 2009

RE: Your Symetra Regulatory Documents
Dear Valued Customer:
Thank you for choosing the convenience of online delivery. Click on the link below to view the annual reports and recent updates to your variable annuity or variable life products.

http://www.Newriver.Com/Symetra/xxxxxxxxx.pdf

As always, Symetra is committed to providing you with outstanding products and exceptional services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA or your registered representative.

Randall H. Talbot
President
Symetra Financial ("Symetra")
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY

The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify Symetra immediately. Thank you for your cooperation.

February 2009

Dear Valued Customer:

Enclosed are Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of December 31, 2008 within your Symetra variable annuity and/or variable life insurance contract(s).

As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot
Randall H. Talbot
President
Symetra Financial ("Symetra")
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY LPS-6579 2/09

February 2009

Dear Valued Customer:

Enclosed are Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of December 31, 2008 within the following Symetra contract:

As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,
/s/Randall H. Talbot
Randall H. Talbot
President
Symetra Financial ("Symetra")
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY LPS-6578 2/09

February 2009

To: Our Qualified Retirement Plan Sponsors
Enclosed are Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios within the following Symetra contract:

Prospectuses, Annual Reports or Semi-Annual Reports, and Statements of Additional Information are also available online by following these simple steps:

1. Log on to www.symetra.com.
2. Select the "Performance & Prospectus" tab.
3. Select the type of product you own.
4. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you and your plan participants meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,
/s/Randall H. Talbot
Randall H. Talbot
President
Symetra Financial ("Symetra")
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York, New York, NY LPS-6580 2/09